Cover	Jun. 02, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43321
Entity Registrant Name	Aeon Acquisition I Corp.
Entity Central Index Key	0002082526
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	66 West Flagler Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	(877)
Local Phone Number	787-1880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
One Class Ordinary Share One Redeemable Warrant To Purchase [Member]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, one redeemable warrant to purchase one Class A Ordinary Share
Trading Symbol	AESPU
Security Exchange Name	NASDAQ
Class Ordinary Shares Par Value Per Share [Member]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	AESP
Security Exchange Name	NASDAQ
Warrants Included As Part Of Units [Member]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share, $0.0001 par value
Trading Symbol	AESPW
Security Exchange Name	NASDAQ
Rights To Receive Onefourth Of One Class Ordinary Shares [Member]
Title of 12(b) Security	Rights to receive one-fourth (1/4) of one Class A Ordinary Shares
Trading Symbol	AESPR
Security Exchange Name	NASDAQ